Treasury Shares - Additional Information (Detail)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Aug. 19, 2021 USD ($)	Mar. 15, 2021 USD ($) $ / shares shares	Mar. 15, 2021 CNY (¥) shares	Mar. 02, 2021 USD ($)	May 29, 2020 USD ($) $ / shares shares	May 29, 2020 CNY (¥) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 19, 2019 CNY (¥) shares
Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Repurchase Value				$ 39,952,104	¥ 259,672,572
Share Repurchase Program 2019 and Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Repurchase Value	$ 78,293,998	¥ 514,259,371
American Depositary Shares [Member]
Temporary Equity [Line Items]
Average repurchase price per ADS | $ / shares	$ 6.35
American Depositary Shares [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Authorized to repurchase of shares | $	$ 10,000,000
Number of Shares repurchased									431,556	431,556
Average repurchase price per ADS | $ / shares									$ 6.95
Repurchase Value									$ 2,999,314	¥ 20,638,881
American Depositary Shares [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased				7,500,928	7,500,928
Average repurchase price per ADS | $ / shares				$ 5.33
Repurchase Value | $						$ 100,000,000
American Depositary Shares [Member] | Share Repurchase Program 2019 and Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	12,331,000	12,331,000
Average repurchase price per ADS | $ / shares	$ 6.35
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member]
Temporary Equity [Line Items]
Repurchase Value	$ 74,111,604	¥ 485,263,213
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased							1,398,516	1,398,516
Average repurchase price per ADS | $ / shares							$ 5.00
Repurchase Value							$ 6,992,580	¥ 49,219,318
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased				3,000,000	3,000,000
Average repurchase price per ADS | $ / shares				$ 9.45
Repurchase Value				$ 28,350,000	¥ 184,728,600
Common Class A [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	23,324,758	23,324,758
Common Class A [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased									863,112	863,112
Common Class A [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased				15,001,856	15,001,856
Repurchase Value | $			$ 100,000,000
Common Class A [Member] | Share Repurchase Program 2019 and Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	24,662,000	24,662,000
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased							2,797,032	2,797,032
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased				6,000,000	6,000,000